SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 234	$ 1,557	$ 325
Cost Of Revenue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	31	30	11
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	48	29	67
Selling and Marketing Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	137	220	85
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 18	$ 1,278	$ 162